Long-Term Investment - Schedule of Long-Term Investment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Investments [Line Items]
Total long-term investment	$ 3,325,000
Tongxin Innovation Limited [Member]
Schedule of Long-Term Investments [Line Items]
Total long-term investment	$ 3,325,000